Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share

Note 18. Earnings Per Share

The Company applies the two-class method when computing its earnings per share, which requires that net income per share for each class of share (ordinary shares and preferred shares) be calculated assuming 100% of the Company’s net income is distributed as dividends to each class of share based on their contractual rights. Class D Preferred shareholders have the right to participate with ordinary shareholders in dividends and unallocated income.

In accordance with ASC 260 “Earnings Per Share”, basic earnings available to ordinary shareholders per share is computed based on the weighted-average number of ordinary shares outstanding during each period. Diluted earnings available to ordinary shareholders per share is computed based on the weighted average number of ordinary shares outstanding during each period, plus potential ordinary shares considered outstanding during the period, as long as the inclusion of such shares is not anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of share options (using the treasury shares method), shares issuable upon subscription of AVG shares by TuneUp former owners and the conversion of the Company’s Class D preferred shares.

In March 2009, the Company issued 26,325,000 Class A shares and 14,175,000 Class B shares to existing shareholders in exchange for cash at par value. The shares issued in March 2009 were considered outstanding for purposes of calculating basic and diluted earnings per share since January 1, 2009 as the issuance of the shares was in substance a recapitalization of the Company’s share capital.

The following table sets forth the computation of basic and diluted earnings per ordinary share:

	Year Ended December 31,
	2009	2010	2011
Numerator:
Net income	$52,485	$57,912	$100,432
Preferred share dividends	(1,802)	(7,210)	(7,208)
Distributed and undistributed earnings to participating securities	—	(12,676)	(27,513)

Net income available to ordinary shareholders—basic	$50,683	$38,026	$65,711
Preferred share dividends	1,802	—	—

Net income available to ordinary shareholders—diluted	$52,485	$38,026	$65,711

Denominator:
Weighted-average ordinary shares outstanding—basic	42,750,000	36,000,000	36,000,000
Potential ordinary shares	5,405,490	2,585,664	2,974,953

Weighted-average ordinary shares outstanding—diluted	48,155,490	38,585,664	38,974,953

Earnings per ordinary share—basic	$1.19	$1.06	$1.83
Earnings per ordinary share—diluted	$1.09	$0.99	$1.69

The following securities that could potentially dilute basic earnings per share in the future have been excluded from the above computation of earnings per share as their inclusion would have been anti-dilutive.

	Year Ended December 31,
	2009	2010	2011
Class D preferred shares	—	12,000,000	12,000,000
Options to purchase ordinary shares	—	6,250	247,313

Anti-dilutive shares	—	12,006,250	12,247,313